UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     November 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $797,982 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP               NOTE 2.125% 9/1  03060RAR2    11337 14400000 SH       SOLE                 14400000        0        0
AMERICREDIT CORP               NOTE 0.750% 9/1  03060RAP6     9108 10400000 SH       SOLE                 10400000        0        0
ASHLAND INC NEW                COM              044209104     4322   100000 SH  PUT  SOLE                   100000        0        0
BJ SVCS CO                     COM              055482103    16698   859400 SH       SOLE                   859400        0        0
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      363   671500 SH       SOLE                   671500        0        0
BPW ACQUISITION CORP           COM              055637102     2443   250000 SH       SOLE                   250000        0        0
CADBURY PLC                    SPONS ADR        12721E102    64566  1260808 SH       SOLE                  1260808        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     8852   266000 SH       SOLE                   266000        0        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204    20639   248000 SH       SOLE                   248000        0        0
DIREXION SHS ETF TR            DLY FIN BEAR NEW 25459W490     1351    65000 SH       SOLE                    65000        0        0
DOW CHEM CO                    COM              260543103     3911   150000 SH  PUT  SOLE                   150000        0        0
FACET BIOTECH CORP             SHS              30303Q103     3268   189000 SH       SOLE                   189000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     1082   150000 SH  PUT  SOLE                   150000        0        0
GENERAL ELECTRIC CO            COM              369604103     9031   550000 SH  PUT  SOLE                   550000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    46088   250000 SH  PUT  SOLE                   250000        0        0
HUBBELL INC                    CL A             443510102      401     9900 SH       SOLE                     9900        0        0
INTL PAPER CO                  COM              460146103    17450   785000 SH  PUT  SOLE                   785000        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432    19732   200000 SH  CALL SOLE                   200000        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507       22     3103 SH       SOLE                     3103        0        0
JPMORGAN CHASE & CO            COM              46625H100    19719   450000 SH  PUT  SOLE                   450000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   121877  3917601 SH       SOLE                  3917601        0        0
MACYS INC                      COM              55616P104     4573   250000 SH  PUT  SOLE                   250000        0        0
MORGAN STANLEY                 COM NEW          617446448    13896   450000 SH  PUT  SOLE                   450000        0        0
MSC SOFTWARE CORP              COM              553531104     3364   400000 SH       SOLE                   400000        0        0
NATCO GROUP INC                CL A             63227W203     7496   169288 SH       SOLE                   169288        0        0
NORDSTROM INC                  COM              655664100     6108   200000 SH  PUT  SOLE                   200000        0        0
NRDC ACQUISITION CORP          *W EXP 10/17/201 62941R110      970   960700 SH       SOLE                   960700        0        0
NRDC ACQUISITION CORP          COM              62941R102     2585   250000 SH       SOLE                   250000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    87456  2400000 SH       SOLE                  2400000        0        0
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      432   960000 SH       SOLE                   960000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109     2480   250000 SH       SOLE                   250000        0        0
SCHERING PLOUGH CORP           COM              806605101   102774  3638032 SH       SOLE                  3638032        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20759   210000 SH  CALL SOLE                   210000        0        0
TRIAN ACQUISITION I CORP       *W EXP 01/23/201 89582E116      432   960700 SH       SOLE                   960700        0        0
TRIAN ACQUISITION I CORP       COM              89582E108     2433   250000 SH       SOLE                   250000        0        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109     2425   250000 SH       SOLE                   250000        0        0
VARIAN INC                     COM              922206107    13531   265000 SH  CALL SOLE                   265000        0        0
VIACOM INC NEW                 CL B             92553P201     1280    45649 SH       SOLE                    45649        0        0
WYETH                          COM              983024100   142728  2938000 SH       SOLE                  2938000        0        0